Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 20 — SUBSEQUENT EVENTS

On January 19, 2026, the Group obtained a loan of RMB0.5 million (US$0.1 million) from a third party. The loan shall be repaid on December 31, 2026 and with an annual interest rate of 18.0%.

From January 5, 2026 to February 28, 2026, the Group obtained loans of RMB7.2 million (US$1.0 million) in aggregate from Li Xu, which are non-interest bearing and due on demand.

On February 5, 2026, the Group obtained a loan of RMB20.0 million (US$2.9 million) from Industrial Bank. The loan shall be repaid on February 4, 2027 and with an annual interest rate of 3.3%. The loan was guaranteed by Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Digital Health and Qilekang Modern Logistics.

On February 6, 2026, the Group obtained a loan of RMB4.0 million (US$0.6 million) from Bank of Communications. The loan shall be repaid on September 1, 2026 and with an annual interest rate of 3.2%. The loan was guaranteed by Zhenyang Shi, Li Xu and Qilekang Modern Logistics.

On March 13, 2026, the Group obtained a loan of RMB2.4 million (US$0.3 million) from Bank of Jiujiang. The loan shall be repaid on March 13, 2029 and with an annual interest rate of 4.2%. The loan was guaranteed by Zhenyang Shi and Qilekang Digital Health.

The Group evaluated all events and transactions that occurred after December 31, 2025 and up through the date of issuance of consolidated financial statements. Other than the event disclosed above and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.